UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06383

Nuveen Michigan Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments
	Nuveen Michigan Quality Income Municipal Fund (NUM)
	November 30, 2014 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 148.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 148.9% (100.0% of Total Investments)
	Consumer Staples – 4.4% (3.0% of Total Investments)
$ 7,100	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	$ 6,121,407
	Bonds, Senior Lien Series 2007A, 6.000%, 6/01/34
8,650	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	6/18 at 100.00	BB–	8,264,556
	Bonds, Series 2008A, 6.875%, 6/01/42
15,750	Total Consumer Staples			14,385,963
	Education and Civic Organizations – 14.1% (9.5% of Total Investments)
1,220	Central Michigan University Board of Trustees, General Revenue Bonds, Refunding Series 2014,	10/24 at 100.00	Aa3	1,393,582
	5.000%, 10/01/39
1,000	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007,	11/16 at 100.00	B+	741,620
	5.250%, 11/01/36
1,255	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005,	11/15 at 100.00	B–	958,531
	5.750%, 11/01/30
500	Grand Valley State University, Michigan, General Revenue Bonds, Refunding Series 2014B,	12/24 at 100.00	A+	584,255
	5.000%, 12/01/28
805	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding	10/21 at 100.00	BB–	858,339
	Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31
	Michigan Higher Education Facilities Authority, Limited Obligation Revenue Refunding Bonds,
	Kettering University, Series 2001:
1,685	5.500%, 9/01/17 – AMBAC Insured	3/15 at 100.00	N/R	1,687,275
1,170	5.000%, 9/01/26 – AMBAC Insured	3/15 at 100.00	N/R	1,170,129
240	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American	12/17 at 100.00	N/R	240,982
	Montessori Academy, Series 2007, 6.500%, 12/01/37
5,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	AA+	5,582,950
7,790	Michigan State University, General Revenue Bonds, Series 2013A, 5.000%, 8/15/41	8/23 at 100.00	AA+	8,839,079
3,175	Michigan Technological University, General Revenue Bonds, Refunding Series 2012A,	10/21 at 100.00	A1	3,542,538
	5.000%, 10/01/34
4,000	University of Michigan, General Revenue Bonds, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	AAA	4,585,960
5,000	Wayne State University, Michigan, General Revenue Bonds, Refunding Series 2008, 5.000%,	No Opt. Call	AA	5,538,650
	11/15/35 – AGM Insured
3,700	Wayne State University, Michigan, General Revenue Bonds, Series 2013A, 5.000%, 11/15/40	11/23 at 100.00	Aa2	4,086,354
525	Western Michigan University, General Revenue Bonds, Refunding Series 2011, 5.000%, 11/15/31	11/21 at 100.00	A1	579,600
	Western Michigan University, General Revenue Bonds, Refunding Series 2013:
750	5.250%, 11/15/33 – AGM Insured	11/23 at 100.00	AA	851,775
4,250	5.000%, 11/15/39 – AGM Insured	11/23 at 100.00	AA	4,721,283
42,065	Total Education and Civic Organizations			45,962,902
	Health Care – 19.9% (13.3% of Total Investments)
4,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	7/21 at 100.00	AA–	4,387,360
	Healthcare, Refunding Series 2011A, 5.000%, 7/01/29
1,800	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance	6/20 at 100.00	AA	1,922,112
	Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured
	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System,
	Refunding Series 2011C:
5,500	5.000%, 1/15/31	1/22 at 100.00	AA	6,098,785
2,000	5.000%, 1/15/42	1/22 at 100.00	AA	2,160,920
5,505	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Crittenton Hospital Medical	No Opt. Call	BBB+	5,721,347
	Center, Series 2012A, 5.000%, 6/01/39
3,930	Michigan Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Refunding Series	8/23 at 100.00	A	4,372,361
	2013, 5.000%, 8/15/31
	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,000	5.000%, 11/01/25	11/22 at 100.00	A	1,145,670
1,000	5.000%, 11/01/26	No Opt. Call	A	1,138,720
3,750	5.000%, 11/01/42	11/22 at 100.00	A	4,007,700
3,000	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	3,213,390
	5.000%, 11/15/42
9,650	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	Aa2	10,552,082
	5.000%, 12/01/39
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
150	5.000%, 11/15/20	11/19 at 100.00	A–	168,465
7,300	5.750%, 11/15/39	11/19 at 100.00	A–	8,102,051
4,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated	6/19 at 100.00	AA	4,523,880
	Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health	11/16 at 100.00	A–	2,075,680
	System, Series 2006A, 5.250%, 11/15/46
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	Aa2	1,075,380
	2009C, 5.000%, 12/01/48
3,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	8/19 at 100.00	A1	4,142,648
	Hospital Obligated Group, Refunding Series 2009W, 6.000%, 8/01/39
59,225	Total Health Care			64,808,551
	Housing/Multifamily – 4.5% (3.0% of Total Investments)
2,675	Michigan Housing Development Authority, FNMA Limited Obligation Multifamily Housing Revenue	12/20 at 101.00	AA	2,928,189
	Bonds, Parkview Place Apartments, Series 2002A, 5.550%, 12/01/34 (Alternative Minimum Tax)
695	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Breton Village Green	4/15 at 100.00	AA	702,270
	Project, Series 1993, 5.625%, 10/15/18 – AGM Insured
1,055	Michigan Housing Development Authority, Limited Obligation Revenue Bonds, Walled Lake Villa	4/15 at 100.00	AA	1,057,532
	Project, Series 1993, 6.000%, 4/15/18 – AGM Insured
	Michigan Housing Development Authority, Multifamily Housing Revenue Bonds, Series 1988A:
1,395	3.375%, 11/01/16 (Alternative Minimum Tax)	11/15 at 100.00	AA	1,411,363
1,405	3.875%, 11/01/17 (Alternative Minimum Tax)	11/15 at 100.00	AA	1,421,551
2,300	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%,	7/15 at 100.00	AA	2,335,672
	4/01/31 – AGM Insured (Alternative Minimum Tax)
1,825	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2010A,	10/20 at 100.00	AA	1,959,941
	5.000%, 10/01/35
1,725	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012A-2,	4/22 at 100.00	AA	1,802,418
	4.625%, 10/01/41
1,000	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	No Opt. Call	AA	1,009,790
	4.000%, 10/01/42
14,075	Total Housing/Multifamily			14,628,726
	Housing/Single Family – 0.9% (0.6% of Total Investments)
2,495	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/20 at 100.00	AA+	2,664,384
	2010C, 5.500%, 12/01/28 (Alternative Minimum Tax)
380	Michigan Housing Development Authority, Single Family Homeownership Revenue Bonds, Series	6/21 at 100.00	AA+	398,966
	2011A, 4.600%, 12/01/26
2,875	Total Housing/Single Family			3,063,350
	Tax Obligation/General – 49.1% (33.0% of Total Investments)
2,310	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds,	5/22 at 100.00	Aa2	2,682,950
	Refunding Series 2012, 5.000%, 5/01/29
2,200	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement	5/18 at 100.00	AA+	2,418,592
	Series 2008, 5.000%, 5/01/38
100	Battle Creek School District, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA	107,613
	5.000%, 5/01/37 – AGM Insured
	Byron Center Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2012:
1,000	4.000%, 5/01/32	5/21 at 100.00	AA–	1,044,040
500	4.000%, 5/01/33	5/21 at 100.00	AA–	520,250
1,135	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/24 at 100.00	AA–	1,284,775
	Bonds, School Building & Site Series 2014, 5.000%, 5/01/39
	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation
	Bonds, Series 2005:
1,000	5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa2	1,019,520
2,250	5.000%, 5/01/26 – NPFG Insured	5/15 at 100.00	Aa2	2,293,920
7,740	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation	5/17 at 100.00	Aa2	8,260,670
	Bonds, Series 2007, 4.750%, 5/01/32 – NPFG Insured
875	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	AA–	1,022,805
	Series 2012, 5.000%, 5/01/20
	Comstock Park Public Schools, Kent County, Michigan, General Obligation Bonds, School Building
	& Site, Series 2011B:
1,200	5.500%, 5/01/36	5/21 at 100.00	AA–	1,345,416
2,190	5.500%, 5/01/41	5/21 at 100.00	AA–	2,434,010
	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2002A:
2,000	6.000%, 5/01/19 – FGIC Insured	No Opt. Call	Aa2	2,355,900
1,815	6.000%, 5/01/20 – FGIC Insured	No Opt. Call	Aa2	2,168,453
1,075	6.000%, 5/01/21 – FGIC Insured	No Opt. Call	Aa2	1,301,212
	Detroit-Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation
	Bonds, Building Authority Stadium Refunding Series 2012:
1,040	5.000%, 10/01/19 – AGM Insured	No Opt. Call	AA	1,161,597
2,615	5.000%, 10/01/20 – AGM Insured	No Opt. Call	AA	2,934,893
1,000	5.000%, 10/01/21 – AGM Insured	No Opt. Call	AA	1,123,490
1,645	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	1,860,117
4,850	5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA	5,272,969
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General
	Obligation Bonds, Devos Place Project, Series 2001:
8,900	0.000%, 12/01/25	No Opt. Call	AAA	6,612,789
3,000	0.000%, 12/01/26	No Opt. Call	AAA	2,139,270
100	0.000%, 12/01/27	No Opt. Call	AAA	68,614
5,305	0.000%, 12/01/29	No Opt. Call	AAA	3,343,317
	Grand Rapids, Michigan, General Obligation Bonds, Capital Improvement Series 2007:
860	5.000%, 9/01/24 – NPFG Insured	9/17 at 100.00	AA	948,804
2,000	5.000%, 9/01/27 – NPFG Insured	9/17 at 100.00	AA	2,181,400
1,650	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa2	1,732,682
	5.125%, 5/01/32 – NPFG Insured
3,185	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 –	5/16 at 100.00	AA	3,384,477
	AGM Insured
	Lake Saint Claire, Macomb County, Michigan, Clean water Drainage District General Obligation
	Bonds, Series 2013:
1,000	5.000%, 10/01/25	10/23 at 100.00	AA+	1,178,080
1,020	5.000%, 10/01/26	10/23 at 100.00	AA+	1,190,075
200	L’Anse Creuse Public Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	203,232
	5.000%, 5/01/35 – AGM Insured
2,505	Lincoln Consolidated School District, Washtenaw and Wayne Counties, Michigan, General	5/16 at 100.00	Aa2	2,644,403
	Obligation Bonds, Series 2006, 5.000%, 5/01/25 – NPFG Insured
2,160	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA	2,322,302
	5.000%, 5/01/37 – AGM Insured
1,925	Marshall Public Schools, Calhoun County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA–	2,005,869
	5.000%, 5/01/30 – SYNCORA GTY Insured
990	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	1,129,570
	5.000%, 6/01/20
4,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A,	12/21 at 100.00	Aa2	4,766,400
	5.000%, 12/01/22
1,000	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A,	5/19 at 100.00	Aa2	1,147,840
	5.500%, 11/01/25
2,500	Montrose School District, Michigan, School Building and Site Bonds, Series 1997, 6.000%,	No Opt. Call	AA–	2,985,550
	5/01/22 – NPFG Insured
2,945	Muskegon Community College District, Michigan, General Obligation Bonds, Community Facility	5/24 at 100.00	AA	3,408,337
	Series 2013I, 5.000%, 5/01/38 – BAM Insured
1,410	New Haven Community Schools, Macomb County, Michigan, General Obligation Bonds, Series	5/16 at 100.00	AA	1,493,317
	2006, 5.000%, 5/01/25 – AGM Insured
6,820	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aaa	7,357,825
	Series 2007, 5.000%, 5/01/36 – AGM Insured
1,595	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA–	1,626,134
	5.000%, 5/01/22 – NPFG Insured
	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007:
4,330	5.000%, 8/01/26 – NPFG Insured (UB)	8/17 at 100.00	Aaa	4,773,219
5,620	5.000%, 8/01/30 – NPFG Insured (UB)	8/17 at 100.00	Aaa	6,159,520
1,100	Oxford Area Community Schools, Oakland and Lapeer Counties, Michigan, General Obligation	5/15 at 100.00	AA	1,113,156
	Bonds, Series 2004, 5.000%, 5/01/25 – AGM Insured
5,785	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Series 2007,	5/17 at 100.00	AA	5,979,492
	4.750%, 5/01/36 – AGM Insured
750	Plainwell Community Schools, Allegan County, Michigan, General Obligation Bonds, School	5/18 at 100.00	AA	827,573
	Building & Site, Series 2008, 5.000%, 5/01/28 – AGC Insured
	Port Huron, Michigan, General Obligation Bonds, Refunding & Capital Improvement Series 2011:
1,585	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	1,736,035
640	5.250%, 10/01/37 – AGM Insured	10/21 at 100.00	AA	706,976
	Port Huron, Michigan, General Obligation Bonds, Series 2011B:
530	5.000%, 10/01/31 – AGM Insured	10/21 at 100.00	AA	580,504
800	5.250%, 10/01/40 – AGM Insured	10/21 at 100.00	AA	880,144
500	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Refunding Series	No Opt. Call	AA–	576,240
	2012, 5.000%, 5/01/19
1,000	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AA	1,018,480
	5/01/27 – AGM Insured
2,100	Rockford Public Schools, Kent County, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AA	2,296,959
	5/01/33 – AGM Insured
625	Royal Oak City School District, Oakland County, Michigan, General Obligation Bonds, Refunding	No Opt. Call	Aa2	736,013
	Series 2014, 5.000%, 5/01/20
1,435	South Haven Public Schools, Van Buren County, Michigan, General Obligation Bonds, School	5/24 at 100.00	AA	1,597,356
	Building & Site, Series 2014A, 5.000%, 5/01/41 – BAM Insured
350	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series	12/19 at 100.00	AA	401,608
	2009, 5.125%, 12/01/33 – AGC Insured
1,655	Southfield Library Building Authority, Michigan, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA	1,686,875
	5.000%, 5/01/26 – NPFG Insured
1,535	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series	5/17 at 100.00	Aa2	1,650,340
	2007, 5.000%, 5/01/32 – NPFG Insured
3,600	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%,	5/18 at 100.00	AA	3,937,644
	5/01/34 – AGM Insured
2,275	Troy City School District, Oakland County, Michigan, General Obligation Bonds, Series 2006,	5/16 at 100.00	Aa1	2,421,487
	5.000%, 5/01/19 – NPFG Insured
	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building &
	Site, Series 2008:
1,110	5.000%, 5/01/31 – AGM Insured	5/18 at 100.00	AA	1,214,884
2,150	5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	AA	2,353,154
1,600	Walled Lake Consolidated School District, Oakland County, Michigan, General Obligation Bonds,	11/23 at 100.00	Aa2	1,780,624
	School Building & Site Series 2014, 5.000%, 5/01/40
2,810	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A,	12/19 at 100.00	BBB–	2,951,933
	6.750%, 11/01/39
	Wayne Charter County, Michigan, Limited Tax General Obligation Airport Hotel Revenue Bonds,
	Detroit Metropolitan Wayne County Airport, Series 2001A:
1,500	5.500%, 12/01/18 – NPFG Insured	12/14 at 100.00	AA–	1,502,880
5,000	5.000%, 12/01/21 – NPFG Insured	12/14 at 100.00	AA–	5,004,300
6,125	5.000%, 12/01/30 – NPFG Insured	12/14 at 100.00	AA–	6,130,696
1,725	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds,	No Opt. Call	AA–	2,019,026
	Series 1996, 5.500%, 5/01/25 – NPFG Insured
1,475	Willow Run Community Schools, Washtenaw County, Michigan, General Obligation Bonds,	5/21 at 100.00	AA	1,596,673
	Refunding Series 2011, 4.500%, 5/01/31 – AGM Insured
153,320	Total Tax Obligation/General			160,117,270
	Tax Obligation/Limited – 16.5% (11.1% of Total Investments)
	Grand Rapids Building Authority, Kent County, Michigan, General Obligation Bonds, Refunding
	Series 2011:
560	5.000%, 10/01/28	10/21 at 100.00	AA	631,926
500	5.000%, 10/01/30	10/21 at 100.00	AA	563,230
500	5.000%, 10/01/31	10/21 at 100.00	AA	562,240
1,000	Grand Rapids Building Authority, Kent County, Michigan, Limited Tax General Obligation Bonds,	No Opt. Call	AA	1,059,880
	Series 1998, 5.000%, 4/01/16
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Regional
	Convention Facility Authority Local Project, Series 2014H-1:
1,240	5.000%, 10/01/20	10/19 at 100.00	AA–	1,418,200
2,000	5.000%, 10/01/24	10/23 at 100.00	AA–	2,368,220
9,525	5.000%, 10/01/39	10/24 at 100.00	AA–	10,592,181
4,730	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	5,066,206
	5.000%, 7/01/22
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II:
1,600	5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	Aa3	1,653,440
2,135	5.000%, 10/15/33 – AMBAC Insured	10/15 at 100.00	Aa3	2,209,597
	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
7,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA	3,983,910
7,720	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA	4,046,050
1,500	0.000%, 10/15/30 – FGIC Insured	10/16 at 50.02	AA–	699,585
8,040	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	AA–	8,533,495
	Michigan State Trunk Line Fund Bonds, Series 2011:
1,100	5.000%, 11/15/24	11/21 at 100.00	AA+	1,291,950
1,750	5.000%, 11/15/29	11/21 at 100.00	AA+	2,032,380
1,605	5.000%, 11/15/31	11/21 at 100.00	AA+	1,855,653
1,160	4.000%, 11/15/32	11/21 at 100.00	AA+	1,215,657
1,970	5.000%, 11/15/36	11/21 at 100.00	AA+	2,228,366
1,930	Taylor Brownfield Redevelopment Authority, Wayne County, Michigan, Tax Increment Bonds, Series	5/15 at 100.00	AA–	1,931,428
	2005A, 5.000%, 5/01/34 – NPFG Insured
57,565	Total Tax Obligation/Limited			53,943,594
	Transportation – 3.9% (2.6% of Total Investments)
230	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series	1/17 at 100.00	AAA	246,834
	2007, 5.000%, 1/01/32
	Wayne County Airport Authority, Michigan, Airport Revenue Bonds, Detroit Metro Wayne County
	Airport, Series 2012A:
2,345	5.000%, 12/01/23	No Opt. Call	A	2,743,017
4,000	5.000%, 12/01/42 – AGM Insured	12/22 at 100.00	AA	4,435,040
4,500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	5,223,240
	Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)
11,075	Total Transportation			12,648,131
	U.S. Guaranteed – 6.4% (4.3% of Total Investments) (4)
915	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AA– (4)	941,041
	7/01/30 (Pre-refunded 7/01/15) – NPFG Insured
1,330	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30	7/15 at 100.00	AA+ (4)	1,368,251
	(Pre-refunded 7/01/15) – NPFG Insured
3,415	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, St. John’s Health	5/15 at 100.00	Aaa	3,428,523
	System, Series 1998A, 5.000%, 5/15/28 – AMBAC Insured (ETM)
	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital,
	Series 2005:
425	5.000%, 5/15/25 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	434,597
1,600	5.000%, 5/15/30 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	1,636,128
835	5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+ (4)	853,854
	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital,
	Series 2005A:
4,435	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	4,534,078
2,680	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R (4)	2,739,871
1,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,909,545
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
3,175	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School	5/15 at 100.00	Aa2 (4)	3,240,691
	Building and Site, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – NPFG Insured
20,310	Total U.S. Guaranteed			21,086,579
	Utilities – 11.3% (7.6% of Total Investments)
6,020	Holland, Michigan, Electric Utility System Revenue Bonds, Series 2014A, 5.000%, 7/01/39	No Opt. Call	AA	6,733,189
	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds,
	Series 2008A:
390	5.000%, 7/01/28	7/18 at 100.00	AA–	432,424
8,250	5.000%, 7/01/32	7/18 at 100.00	AA–	9,033,008
	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond
	Trust 4700:
1,700	18.404%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	2,514,232
1,110	18.404%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–	1,641,646
4,530	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	4,854,801
	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011:
1,760	5.000%, 1/01/24 – AGM Insured	1/21 at 100.00	AA	1,975,952
1,990	5.000%, 1/01/25 – AGM Insured	1/21 at 100.00	AA	2,215,308
2,180	5.000%, 1/01/26 – AGM Insured	1/21 at 100.00	AA	2,412,715
290	5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA	323,312
3,630	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company,	No Opt. Call	Aa3	4,683,426
	Series 1991BB, 7.000%, 5/01/21 – AMBAC Insured
31,850	Total Utilities			36,820,013
	Water and Sewer – 17.9% (12.0% of Total Investments)
3,500	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	AA	3,754,310
	Refunding Senior Lien Series 2012A, 5.000%, 7/01/39 – AGM Insured
	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A:
1,085	5.000%, 7/01/30 – NPFG Insured	7/15 at 100.00	AA–	1,094,830
135	5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	AA–	135,041
425	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	461,287
	7/01/36 – BHAC Insured
305	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2003B, 5.000%,	1/15 at 100.00	AA–	304,991
	7/01/34 – NPFG Insured
10,100	Detroit, Michigan, Water Supply System Second Lien Revenue Bonds, Series 2006A, 5.000%,	7/16 at 100.00	AA	10,421,786
	7/01/34 – AGM Insured
190	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	196,053
	5.000%, 7/01/33 – AGM Insured
175	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003D. RMKTD,	No Opt. Call	AA–	179,202
	5.000%, 7/01/33 – NPFG Insured
	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Improvement & Refunding
	Series 2014:
1,000	5.000%, 1/01/32	1/24 at 100.00	AA+	1,172,420
1,000	5.000%, 1/01/33	1/24 at 100.00	AA+	1,169,800
1,000	5.000%, 1/01/34	1/24 at 100.00	AA+	1,164,580
1,855	5.000%, 1/01/44	1/24 at 100.00	AA+	2,115,757
1,190	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008, 5.000%, 1/01/38	1/18 at 100.00	AA+	1,298,552
2,605	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 –	1/19 at 100.00	AA	2,896,317
	AGC Insured
	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &
	Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1:
1,500	5.000%, 7/01/35 – AGM Insured	7/24 at 100.00	AA	1,649,205
1,220	5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	AA	1,335,180
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012:
2,000	5.000%, 10/01/31	10/22 at 100.00	AAA	2,329,978
1,135	5.000%, 10/01/32	10/22 at 100.00	AAA	1,321,390
	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Subordinate
	Refunding Series 2013:
1,945	5.000%, 10/01/22	No Opt. Call	AAA	2,372,414
3,200	5.000%, 10/01/25	10/22 at 100.00	AAA	3,847,776
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water, Refunding Series	No Opt. Call	AAA	2,389,740
	2012, 5.000%, 10/01/20
580	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2004,	4/15 at 100.00	AAA	582,303
	5.000%, 10/01/19
1,000	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005,	10/15 at 100.00	AAA	1,039,320
	5.000%, 10/01/19
390	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2010,	No Opt. Call	AAA	454,424
	5.000%, 10/01/26
90	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004,	4/15 at 100.00	AAA	90,356
	5.000%, 10/01/23
	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007:
500	5.000%, 10/01/23	10/17 at 100.00	AAA	558,550
2,000	5.000%, 10/01/24	10/17 at 100.00	AAA	2,231,520
8,245	North Kent Sewer Authority, Michigan, Sewer Revenue Bonds, Series 2006, 5.000%, 11/01/31 –	11/16 at 100.00	AA	8,758,499
	NPFG Insured
	Port Huron, Michigan, Water Supply System Revenue Bonds, Series 2011:
500	5.250%, 10/01/31	10/21 at 100.00	A	547,230
1,500	5.625%, 10/01/40	10/21 at 100.00	A	1,660,155
700	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 –	7/18 at 100.00	AA–	778,176
	NPFG Insured
53,070	Total Water and Sewer			58,311,142
$ 461,180	Total Long-Term Investments (cost $453,898,826)			485,776,221
	Floating Rate Obligations – (2.0)%			(6,625,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (48.7)% (6)			(159,000,000)
	Other Assets Less Liabilities – 1.8% (7)			6,061,087
	Net Assets Applicable to Common Shares – 100%			$ 326,212,308

Investments in Derivatives as of November 30, 2014
Credit Default Swaps outstanding:

Counterparty	Referenced Entity	Buy/Sell Protection (8)	Current Credit Spread (9)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation) (7)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	24.0%	$2,250,000	5.000%	9/20/19	$531,570	$(3,216)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	25.0%	1,700,000	5.000	12/20/19	411,769	(5,541)
				$3,950,000			$943,339	$(8,757)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$485,776,221	$ —	$485,776,221
Investments in Derivatives:
Credit Default Swaps*	—	(8,757)	—	(8,757)
Total	$ —	$485,767,464	$ —	$485,767,464
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2014, the cost of investments (excluding investments in derivatives) was $447,556,314.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of November 30, 2014, were as follows:

Gross unrealized:
Appreciation	$32,902,432
Depreciation	(1,307,550)
Net unrealized appreciation (depreciation) of investments	$31,594,882

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.7%.
(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(8)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity.
Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(9)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Michigan Quality Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2015